Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Absolute Shares Trust
Entity Central Index Key	0001591939
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
WBI BullBear Value 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Value 3000 ETF
Class Name	WBI BullBear Value 3000 ETF
Trading Symbol	WBIF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Value 3000 ETF	$164	1.64%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500 Index. WBIF is an actively managed fund that focuses on risk management and value-oriented stocks when fully invested. As such, WBIF had under a quarter of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Cash and other ETFs contributed positively to performance, with an average weight of just under 10%. Industrials and Financials also added to total return, both with higher average weights relative to the index. However, the Fund’s value bias led to a significant underweight in Information Technology—about half the weight of the index on average—which was the largest driver of the performance gap relative to the growth-stock-heavy benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Value 3000 ETF NAV	-0.13	3.58	2.83
S&P 500 TR	15.16	16.64	13.65
Russell 3000 Value Total Return	13.30	13.87	9.04

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 14, 2024
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information. Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 28,519,074
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 242,164
Investment Company Portfolio Turnover	690.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$28,519,074
Number of Holdings	100
Net Advisory Fee	$242,164
Portfolio Turnover	690%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	15.5%
NVIDIA Corp.	2.3%
Meta Platforms, Inc. - Class A	2.3%
Microsoft Corp.	2.1%
Comfort Systems USA, Inc.	2.1%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Interactive Brokers Group, Inc. - Class A	2.0%
Apple, Inc.	1.9%
Penske Automotive Group, Inc.	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributors,
LLC as the new distributor of the Trust.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Yield 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Yield 3000 ETF
Class Name	WBI BullBear Yield 3000 ETF
Trading Symbol	WBIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Yield 3000 ETF	$146	1.51%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500 Index. WBIG is an actively managed fund that focuses on risk management and yield-oriented securities. As such, WBIG had under a quarter of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Industrials, Communication Services, and Consumer Discretionary contributed positively to total return, with Industrials and Consumer Discretionary both holding average weights close to or above the benchmark. However, the Fund’s yield focus resulted in a significant underweight to Information Technology—less than one-third of the index weight on average—which, along with weakness in Consumer Staples and Energy, created the largest performance gap relative to the growth-stock-heavy benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Yield 3000 ETF NAV	-6.32	1.44	0.92
S&P 500 TR	15.16	16.64	13.65
Russell 3000 Value Total Return	13.30	13.87	9.04

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 14, 2024
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information. Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 33,608,100
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 320,116
Investment Company Portfolio Turnover	799.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,608,100
Number of Holdings	103
Net Advisory Fee	$320,116
Portfolio Turnover	799%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	15.2%
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	3.8%
Angel Oak High Yield Opportunities ETF	3.6%
TCW Senior Loan ETF	2.5%
Eaton Vance Short Duration Income ETF	2.2%
SPDR Bloomberg Investment Grade Floating Rate ETF	2.1%
OneMain Holdings, Inc.	1.6%
Comfort Systems USA, Inc.	1.6%
Interactive Brokers Group, Inc. - Class A	1.5%
United Parcel Service, Inc.	1.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributors,  LLC as the new distributor of the Trust.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Quality 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Quality 3000 ETF
Class Name	WBI BullBear Quality 3000 ETF
Trading Symbol	WBIL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Quality 3000 ETF	$152	1.54%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500 Index. WBIL is an actively managed fund that focuses on risk management and quality-oriented companies. WBIL had under one-third of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Financials, Communication Services, and Utilities were the largest contributors to total return, with Financials holding a higher average weight than the benchmark. However, an overweight to Industrials and a significant underweight to Information Technology—less than half the benchmark weight on average—were key detractors. These sector tilts, consistent with the Fund’s quality-focused, risk-managed approach, contributed to the performance gap versus the growth-stock-heavy benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Quality 3000 ETF NAV	-2.40	5.27	3.86
S&P 500 TR	15.16	16.64	13.65
Russell 3000 Total Return	15.30	15.96	12.96

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 14, 2024
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information. Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 33,428,375
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 301,298
Investment Company Portfolio Turnover	760.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,428,375
Number of Holdings	67
Net Advisory Fee	$301,298
Portfolio Turnover	760%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.0%
Microsoft Corp.	3.2%
NVIDIA Corp.	3.0%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
ROBLOX Corp.	2.8%
Apple, Inc.	2.6%
HEICO Corp.	2.5%
Zscaler, Inc.	2.4%
Howmet Aerospace, Inc.	2.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributors,  LLC as the new distributor of the Trust.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI Power Factor High Dividend ETF
Shareholder Report [Line Items]
Fund Name	WBI Power Factor High Dividend ETF
Class Name	WBI Power Factor High Dividend ETF
Trading Symbol	WBIY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI Power Factor High Dividend ETF	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500 Index. WBIY seeks to invest in high-dividend-yield stocks, focusing on value-oriented companies with strong fundamentals. As a result, WBIY had about 4% of its weight on average in common with the S&P 500, and less than one-tenth of the names in the index appeared in the Fund during the year. Financials, Energy, and Communication Services were the top contributors to total return, with each sector holding significantly higher average weights than the benchmark. However, the absence of Information Technology exposure, along with weakness in higher-yielding names within the Consumer Discretionary and Materials sectors, created the largest performance gap relative to the growth-stock-heavy benchmark. While the Fund delivered attractive income, its value-oriented, yield-driven approach lagged in a market dominated by mega-cap growth stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/19/2016)
WBI Power Factor High Dividend ETF NAV	6.10	14.63	7.15
S&P 500 TR	15.16	16.64	14.50
Russell 3000 Value Total Return	13.30	13.87	8.88

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 14, 2024
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information. Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 55,589,518
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 285,613
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$55,589,518
Number of Holdings	51
Net Advisory Fee	$285,613
Portfolio Turnover	141%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	27.0%
APA Corp.	5.2%
Ford Motor Co.	5.0%
AES Corp.	4.7%
Pfizer, Inc.	4.7%
FMC Corp.	4.7%
United Parcel Service, Inc. - Class B	4.7%
LyondellBasell Industries NV - Class A	4.7%
Best Buy Co., Inc.	4.6%
Altria Group, Inc.	4.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributors,  LLC as the new distributor of the Trust.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Web Address	https://wbietfs.com/documents/